MFS(R) Mutual Funds
SEMIANNUAL REPORT 2/28/03

MFS(R) CASH RESERVE FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) CASH RESERVE FUND

Seeks as high a level of current income as is considered consistent with preservation of capital and liquidity.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           9
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     21
----------------------------------------------------
TRUSTEES AND OFFICERS                             27
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      29
----------------------------------------------------
CONTACT INFORMATION                               30
----------------------------------------------------
ASSET ALLOCATION                                  31

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
         NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some people are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and unsure, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, the first Gulf War, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM

We would also argue that much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY

Of course, there are always reasons to be concerned about the markets. As I write this in mid-March, a U.S. and U.K.-led war in Iraq has just commenced. There is no way of knowing what political and economic changes may occur by the time this message reaches you. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

     Respectfully,

 /s/ Jeffrey L. Shames

     Jeffrey L. Shames
     Chairman
     MFS Investment Management(R)

     March 21, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o  setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o  revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1)Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o  global asset management expertise across all asset classes

o  time-tested money management process for pursuing consistent results

o  full spectrum of investment products backed by MFS Original Research(R)

o  resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o  analyzing financial statements and balance sheets

o  talking extensively with companies' customers and competitors

o  developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

A PERIOD OF RELATIVELY STABLE RATES

After holding short-term interest rates steady for most of 2002, the U.S. Federal Reserve Board (the Fed) unanimously decided to cut short-term rates by 50 basis points in November. At the same time, it changed its economic outlook from "weakness," which would indicate a further rate cut, to "balanced," which would not indicate a further near-term cut. From November through the end of the period, the short-term rate has remained unchanged at 1.25%.

Since the Fed lowered short-term rates and changed its outlook, the yield curve for short-term money market instruments has been relatively flat. In other words, investors haven't been able to earn extra yield by owning instruments of longer maturity. As an example, the current yield as of February 28, 2003, on high-quality one-year paper is only one basis point higher than the current yield on three-month commercial paper. (A basis point is 0.01%.)

Given this flat yield scenario, we kept the average maturity of the fund in the 50- to 60-day range. Currently, the bulk of the portfolio is invested in top-quality commercial paper and discounted government agency paper.

PORTFOLIO COMPOSITION
2/28/03

Commercial paper              72.86%
Certificates of deposit        3.26%    The portfolio is actively managed, and
U.S. goverment agency paper    7.08%    current holdings may be different.
Repurchase agreements         16.80%

CAUTIOUS OUTLOOK

In the near term, based upon mixed economic data, it is our opinion the Fed has little justification to take further action. However, the geopolitical risks surrounding Iraq still pose a large threat to this view. We will continue to target maturities for fund investments in the one- to six-month range. Regardless of what may or may not happen to short-term interest rates, we will maintain the portfolio's high quality as we focus on the fund's objectives of income, capital preservation, and liquidity.

     Respectfully,

 /s/ Edward L. O'Dette                /s/  Terri A. Vittozzi

     Edward L. O'Dette                     Terri A. Vittozzi
     Portfolio Manager                     Portfolio Manager


The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/03
-------------------------------------------------------------------------------

                                                                   CURRENT
                                                   CURRENT       7-DAY YIELD
                                 TOTAL RETURN,      7-DAY          WITHOUT
     CLASS          INCEPTION      6 MONTHS       YIELD(1)        WAIVER(1)

       A              9/7/93         0.42%          0.56%           0.46%
--------------------------------------------------------------------------------
       B            12/29/86         0.03%          0.05%          -0.59%
--------------------------------------------------------------------------------
       C              4/1/96         0.03%          0.04%          -0.55%
--------------------------------------------------------------------------------
      529A           7/31/02         0.30%          0.31%          -0.14%
--------------------------------------------------------------------------------
      529B           7/31/02         0.04%          0.04%          -0.79%
--------------------------------------------------------------------------------
      529C           7/31/02         0.05%          0.08%          -0.77%
--------------------------------------------------------------------------------

(1) Based on the latest seven days ended as of February 28, 2003, with dividends annualized. The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

NOTES TO PERFORMANCE SUMMARY

Performance for share classes offered after class B shares includes the performance of the fund's class B shares for periods prior to the offering of these share classes. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details.
All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging markets securities may be unfavorably affected by interest rates, currency exchange rates, economic, and political conditions.

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

Investments in the portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the portfolio. The portfolio's yield will fluctuate with changes in market conditions.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 2/28/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Commercial Paper - 66.9%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., due 3/12/03 - 5/07/03                    $18,750            $18,719,525
-----------------------------------------------------------------------------------------------------
Bank One, due 4/30/03                                                 10,000              9,978,667
-----------------------------------------------------------------------------------------------------
BankAmerica Corp., due 3/17/03                                        10,000              9,994,400
-----------------------------------------------------------------------------------------------------
Barton Capital Corp., due 3/13/03                                     15,202             15,195,412
-----------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
due 3/27/03 - 4/11/03                                                 40,000             39,949,047
-----------------------------------------------------------------------------------------------------
Citigroup, Inc., due 4/22/03 - 4/25/03                                42,500             42,421,810
-----------------------------------------------------------------------------------------------------
Corporate Asset Fund, due 3/14/03                                     24,820             24,808,080
-----------------------------------------------------------------------------------------------------
Dresdner Bank Ltd., due 3/06/03                                       20,000             20,000,028
-----------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, due 3/03/03 - 7/18/03                42,288             42,148,444
-----------------------------------------------------------------------------------------------------
Falcon Asset Securitization, due 3/24/03                              12,100             12,090,182
-----------------------------------------------------------------------------------------------------
Florida Power & Light Co., due 4/02/03                                13,000             12,985,209
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 3/03/03 - 6/04/03                 42,218             42,149,030
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group LP, due 8/22/03                                   12,700             12,622,657
-----------------------------------------------------------------------------------------------------
Govco, Inc., due 4/01/03 - 4/17/03                                    43,737             43,672,588
-----------------------------------------------------------------------------------------------------
Halifax PLC, due 4/07/03                                              12,000             12,000,595
-----------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, due 3/12/03                               12,000             11,995,123
-----------------------------------------------------------------------------------------------------
ING America Insurance Holdings, due 3/10/03                           20,000             19,993,400
-----------------------------------------------------------------------------------------------------
Jupiter Section, due 3/26/03 - 4/30/03                                42,300             42,227,039
-----------------------------------------------------------------------------------------------------
New Center Asset Trust, due 3/03/03 - 4/23/03                         42,191             42,148,676
-----------------------------------------------------------------------------------------------------
Old Line Funding Corp., due 4/17/03                                   20,000             19,966,578
-----------------------------------------------------------------------------------------------------
Private Export Funding Corp., due 3/31/03                             15,600             15,579,070
-----------------------------------------------------------------------------------------------------
Prudential Funding Corp., due 3/03/03                                 42,152             42,148,862
-----------------------------------------------------------------------------------------------------
Quincy Capital Corp., due 4/11/03                                      7,000              6,989,716
-----------------------------------------------------------------------------------------------------
Rabobank Nederland, due 6/11/03                                       24,814             24,723,656
-----------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., due 3/03/03 - 5/05/03                    42,207             42,148,383
-----------------------------------------------------------------------------------------------------
Societe Generale, due 5/09/03                                         10,000              9,975,371
-----------------------------------------------------------------------------------------------------
Swedbank Forenings, due 3/11/03                                       10,600             10,595,642
-----------------------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., due 4/17/03                                13,800             13,776,758
-----------------------------------------------------------------------------------------------------
UBS Finance, Inc., due 3/03/03                                        42,152             42,148,839
-----------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                                    $703,152,787
-----------------------------------------------------------------------------------------------------

U.S. Government and Agency Obligations - 17.9%
-----------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, due 8/04/03                                 $9,500             $9,449,365
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank, due 3/14/03 - 8/08/03                         31,600             31,527,744
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
due 5/22/03 - 2/26/04                                                 63,000             62,492,396
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., due 4/23/03 - 9/08/03                85,000             84,735,457
-----------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations,
at Amortized Cost and Value                                                            $188,204,962
-----------------------------------------------------------------------------------------------------

Repurchase Agreements - 15.7%
-----------------------------------------------------------------------------------------------------
Merrill Lynch, dated 02/28/03, due 03/03/03, total to be
received $105,379,854 (secured by various U.S. Treasury
and Federal Agency obligations in jointly traded
account)                                                            $105,368           $105,368,000
-----------------------------------------------------------------------------------------------------
Morgan Stanley, dated 02/28/03, due 03/03/03, total to
be received $59,647,610 (secured by various U.S.
Treasury and Federal Agency obligations in jointly
traded account)                                                       59,641             59,641,000
-----------------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                   $165,009,000
-----------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                       $1,056,366,749
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.5)%                                                  (5,434,777)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $1,050,931,972
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 2/28/03

ASSETS

Investments, at amortized cost and value                      $891,357,749
---------------------------------------------------------------------------------------------------
Repurchase agreements, at cost and value                       165,009,000
---------------------------------------------------------------------------------------------------
Total investments, at amortized cost and value                                       $1,056,366,749
---------------------------------------------------------------------------------------------------
Cash                                                                   229
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                  4,351,253
---------------------------------------------------------------------------------------------------
Interest receivable                                                 94,137
---------------------------------------------------------------------------------------------------
Other assets                                                        32,907
---------------------------------------------------------------------------------------------------
Total assets                                                                         $1,060,845,275
---------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                              $63,499
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                               8,864,045
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                    13,398
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                    2,977
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                      12,210
---------------------------------------------------------------------------------------------------
  Administrative fee                                                   521
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             956,653
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        $9,913,303
---------------------------------------------------------------------------------------------------
Net assets (represented by paid-in capital)                                          $1,050,931,972
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                             1,050,931,972
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                  $167,361,083
---------------------------------------------------------------------------------------------------
  Shares outstanding                                           167,361,083
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $1.00
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                  $755,190,178
---------------------------------------------------------------------------------------------------
  Shares outstanding                                           755,190,178
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $1.00
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                  $127,455,172
---------------------------------------------------------------------------------------------------
  Shares outstanding                                           127,455,172
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $1.00
---------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                      $255,977
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               255,977
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $1.00
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                      $315,017
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               315,017
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $1.00
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                      $354,545
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               354,545
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $1.00
---------------------------------------------------------------------------------------------------

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C,
Class 529B and Class 529C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income and expenses deducted from income for the fund.

FOR SIX MONTHS ENDING 2/28/03

NET INVESTMENT INCOME

---------------------------------------------------------------------------------------------------
  Interest income                                                                       $8,480,925
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                $2,938,822
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                            13,580
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                  533,735
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                         3,701,618
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           705,081
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                            197
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                            809
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            467
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                     143
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                     203
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                     118
---------------------------------------------------------------------------------------------------
  Administrative fee                                                29,696
---------------------------------------------------------------------------------------------------
  Custodian fee                                                    177,680
---------------------------------------------------------------------------------------------------
  Printing                                                          46,234
---------------------------------------------------------------------------------------------------
  Postage                                                           68,279
---------------------------------------------------------------------------------------------------
  Auditing fees                                                     11,400
---------------------------------------------------------------------------------------------------
  Legal fees                                                         3,563
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                    672,254
---------------------------------------------------------------------------------------------------
Total expenses                                                  $8,903,879
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                              (4,641)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and
  distributor                                                   (1,507,069)
---------------------------------------------------------------------------------------------------
Net expenses                                                                            $7,392,169
---------------------------------------------------------------------------------------------------
Net investment income                                                                   $1,088,756
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income separated by share class.

                                                              SIX MONTHS                  YEAR
                                                                ENDING                   ENDING
                                                                2/28/03                  8/31/02
                                                              (UNAUDITED)

OPERATIONS

Net investment income                                           $1,088,756              $5,966,964
---------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income (Class A)                           $(786,062)            $(2,239,759)
---------------------------------------------------------------------------------------------------
  From net investment income (Class B)                            (252,927)             (3,004,221)
---------------------------------------------------------------------------------------------------
  From net investment income (Class C)                             (49,392)               (722,967)
---------------------------------------------------------------------------------------------------
  From net investment income (Class 529A)                             (290)                    (15)
---------------------------------------------------------------------------------------------------
  From net investment income (Class 529B)                              (52)                     (1)
---------------------------------------------------------------------------------------------------
  From net investment income (Class 529C)                              (33)                     (1)
--------------------------------------------------------------------------          --------------
Total distributions declared to shareholders                   $(1,088,756)            $(5,966,964)
--------------------------------------------------------------------------          --------------

FUND SHARE (PRINCIPAL) TRANSACTIONS AT NET ASSET VALUE
OF $1.00 PER SHARE

  Net proceeds from sale of shares                          $2,662,429,688          $5,712,729,812
---------------------------------------------------------------------------------------------------
  Shares issued in reinvestment of distributions                   884,456               5,232,880
---------------------------------------------------------------------------------------------------
  Shares reacquired                                         (2,755,545,602)         (5,321,669,927)
--------------------------------------------------------------------------          --------------
Total increase (decrease) in net assets                       $(92,231,458)          $396,292,765
--------------------------------------------------------------------------          --------------

NET ASSETS

At beginning of period                                       1,143,163,430             746,870,665
---------------------------------------------------------------------------------------------------
At end of period                                            $1,050,931,972          $1,143,163,430
---------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

                                   SIX MONTHS                                       YEAR ENDING 8/31
                                     ENDING              ----------------------------------------------------------------------
                                    2/28/03                  2002             2001            2000          1999         1998
CLASS A                           (UNAUDITED)

Net asset value, beginning of
period                                 $1.00               $1.00           $1.00           $1.00          $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS

 Net investment income(1)             $(0.00)(4)           $0.01           $0.05           $0.05          $0.04          $0.05
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income            $0.00(4)           $(0.01)         $(0.05)         $(0.05)        $(0.04)        $(0.05)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                              $1.00               $1.00           $1.00           $1.00          $1.00          $1.00
---------------------------------   ------              ------          ------          ------          ------          ------
Total return (%)                        0.42(3)             1.49            4.85            5.39           4.33           4.87
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(1):

Expenses(5)                             0.74(2)             0.81            0.80            0.81           0.82           0.82
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                   0.85(2)             1.44            4.82            5.18           4.22           4.72
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $167,361            $242,230        $107,346         $76,062        $98,719        $80,374
-------------------------------------------------------------------------------------------------------------------------------

1. The investment adviser and distributor voluntarily waived a portion of their fees for the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                  $0.00(4)            $0.01           $0.05           $0.05          $0.04          $0.05
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(5)                             0.84(2)             0.91            0.90            0.91           0.92           0.92
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                   0.75(2)             1.34            4.72            5.08           4.12           4.62
-------------------------------------------------------------------------------------------------------------------------------

2. Annualized.
3. Not annualized.
4. Per share amount was less than $0.01.
5. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                 SIX MONTHS                                        YEAR ENDING 8/31
                                   ENDING              ------------------------------------------------------------------------
                                  2/28/03                  2002             2001            2000          1999          1998
CLASS B                         (UNAUDITED)

Net asset value, beginning
of period                            $1.00               $1.00           $1.00           $1.00           $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS

 Net investment income(1)            $0.00(4)            $0.00(4)        $0.04           $0.04           $0.03           $0.04
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income         $(0.00)(4)          $(0.00)(4)      $(0.04)         $(0.04)         $(0.03)         $(0.04)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                            $1.00               $1.00           $1.00           $1.00           $1.00           $1.00
---------------------------------   ------              ------          ------          ------          ------          ------
Total return (%)                      0.03(3)             0.49            3.81            4.35            3.29            3.83
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(1):

Expenses(5)                           1.52(2)             1.81            1.80            1.81            1.82            1.82
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                 0.07(2)             0.50            3.65            4.18            3.22            3.78
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $755,190            $741,638        $514,324        $313,782        $541,126        $438,577
-------------------------------------------------------------------------------------------------------------------------------

1. The investment adviser and distributor voluntarily waived a portion of their fees for the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                $0.00(4)            $0.00(4)        $0.04           $0.04           $0.03           $0.04
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(5)                           1.84(2)             1.91            1.90            1.91            1.92            1.92
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                (0.25)(2)            0.40            3.55            4.08            3.12            3.68
-------------------------------------------------------------------------------------------------------------------------------

2. Annualized.
3. Not annualized.
4. Per share amount was less than $0.01.
5. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                 SIX MONTHS                                        YEAR ENDING 8/31
                                   ENDING              ------------------------------------------------------------------------
                                  2/28/03                  2002             2001            2000          1999          1998
CLASS C                         (UNAUDITED)

Net asset value, beginning
of period                            $1.00               $1.00           $1.00           $1.00           $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS

 Net investment income(1)            $0.00(4)            $0.00(4)        $0.04           $0.04           $0.03           $0.04
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income          $0.00(4)            $0.00(4)       $(0.04)         $(0.04)         $(0.03)         $(0.04)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                            $1.00               $1.00           $1.00           $1.00           $1.00           $1.00
---------------------------------   ------              ------          ------          ------          ------          ------
Total return (%)                      0.03(3)             0.49            3.80            4.32            3.25            3.76
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(1):

Expenses(5)                           1.53(2)             1.81            1.80            1.81            1.82            1.82
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                 0.07(2)             0.50            3.77            4.15            3.22            3.80
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $127,455            $159,254        $125,200         $52,426        $105,559         $70,746
-------------------------------------------------------------------------------------------------------------------------------

1. The investment adviser and distributor voluntarily waived a portion of their fees for the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                $0.00(4)            $0.01           $0.04           $0.04           $0.03           $0.04
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(5)                           1.84(2)             1.91            1.90            1.91            1.92            1.92
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                (0.24)(2)            0.40            3.67            4.05            3.12            3.70
-------------------------------------------------------------------------------------------------------------------------------

2. Annualized.
3. Not annualized.
4. Per share amount was less than $0.01.
5. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                    SIX MONTHS ENDING             PERIOD ENDING
                                                         2/28/03                    8/31/02(2)
CLASS 529A                                             (UNAUDITED)

Net asset value, beginning of period                     $1.00                        $1.00
-----------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

  Net investment income(1)                               $0.00(5)                     $0.00(5)
-----------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                             (0.00)(5)                    (0.00)(5)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                           $1.00                        $1.00
------------------------------------------------------  ------                       ------
Total return (%)                                          0.30(4)                      0.08(4)
------------------------------------------------------  ------                       ------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(6)                                               1.03(3)                      1.16(3)
-----------------------------------------------------------------------------------------------
Net investment income                                     0.51(3)                      1.04(3)
-----------------------------------------------------------------------------------------------
Net assets at end of year (000 Omitted)                   $256                          $30
-----------------------------------------------------------------------------------------------

1. The investment adviser and distributor voluntarily waived a portion of their fees for the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                    $0.00(5)                     $0.00(5)
-----------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(6)                                               1.48(3)                      1.26(3)
-----------------------------------------------------------------------------------------------
Net investment income                                     0.06(3)                      0.94(3)
-----------------------------------------------------------------------------------------------

2. For the period from the inception of Class 529A shares, July 31, 2002, through August 31, 2002.
3. Annualized.
4. Not annualized.
5. Per share amount was less than $0.01.
6. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                  SIX MONTHS ENDING   PERIOD ENDING
                                                       2/28/03          8/31/02(2)
CLASS 529B                                           (UNAUDITED)

Net asset value, beginning of period                     $1.00           $1.00
-----------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

  Net investment income(1)                               $0.00(5)        $0.00(5)
-----------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

                                                         (0.00)(5)       (0.00)(5)
-----------------------------------------------------------------------------------
Net asset value, end of period                           $1.00           $1.00
------------------------------------------------------  ------          ------
Total return (%)                                          0.04(4)         0.01(4)
------------------------------------------------------  ------          ------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(6)                                               1.45(3)         2.06(3)
-----------------------------------------------------------------------------------
Net investment income                                     0.07(3)         0.23(3)
-----------------------------------------------------------------------------------
Net assets at end of year (000 Omitted)                   $315              $5
-----------------------------------------------------------------------------------

1. The investment adviser and distributor voluntarily waived a portion of their fees for the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                    $0.00(5)        $0.00(5)
-----------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(6)                                               2.13(3)         2.16(3)
-----------------------------------------------------------------------------------
Net investment income                                    (0.61)(3)        0.13(3)
-----------------------------------------------------------------------------------

2. For the period from the inception of Class 529B shares, July 31, 2002, through August 31, 2002.
3. Annualized.
4. Not annualized.
5. Per share amount was less than $0.01.
6. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                  SIX MONTHS ENDING   PERIOD ENDING
                                                       2/28/03          8/31/02(2)
CLASS 529C                                           (UNAUDITED)

Net asset value, beginning of period                     $1.00           $1.00
-----------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

  Net investment income(1)                               $0.00(5)        $0.00(5)
-----------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                  )<5
                                                         (0.00)(5)       (0.00>
-----------------------------------------------------------------------------------
Net asset value, end of period                           $1.00           $1.00
------------------------------------------------------  ------          ------
Total return (%)                                          0.05(4)         0.01(4)
------------------------------------------------------  ------          ------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(6)                                               1.42(3)         2.06(3)
-----------------------------------------------------------------------------------
Net investment income                                     0.07(3)         0.23(3)
-----------------------------------------------------------------------------------
Net assets at end of year (000 Omitted)                   $355              $5
-----------------------------------------------------------------------------------

1. The investment adviser and distributor voluntarily waived a portion of their fees for the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                    $0.00(5)        $0.00(5)
-----------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(6)                                               2.14(3)         2.16(3)
-----------------------------------------------------------------------------------
Net investment income                                    (0.65)(3)        0.13(3)
-----------------------------------------------------------------------------------

2. For the period from the inception of Class 529C shares, July 31, 2002, through August 31, 2002.
3. Annualized.
4. Not annualized.
5. Per share amount was less than $0.01.
6. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Cash Reserve Fund (the fund) is a diversified series of MFS Series
Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which the Trustees have determined in good faith approximates market value. The fund's use of amortized cost is subject to the fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The tax character of distributions declared for the years ended August 31, 2002 and August 31, 2001 was as follows:

                                                    8/31/02            8/31/01
Distributions declared from:
--------------------------------------------------------------------------------
  Ordinary income                                $5,966,964        $26,537,603
--------------------------------------------------------------------------------

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                          $134,683
      ---------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund's average daily net assets. The investment adviser and distributor have voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended February 28, 2003 were 0.45% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees. Included in Trustees' compensation is a pension expense of $2,410 for inactive trustees for the six months ended February 28, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                        0.0175%
      ---------------------------------------------------------------
      Next $2.5 billion                                       0.0130%
      ---------------------------------------------------------------
      Next $2.5 billion                                       0.0005%
      ---------------------------------------------------------------
      In excess of $7 billion                                 0.0000%
      ---------------------------------------------------------------

DISTRIBUTOR - The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class 529A, Class 529B, and, Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                    CLASS A  CLASS B  CLASS C CLASS 529A CLASS 529B CLASS 529C

Distribution Fee     0.10%    0.75%    0.75%    0.25%       0.75%      0.75%
------------------------------------------------------------------------------
Service Fee          0.25%    0.25%    0.25%    0.25%       0.25%      0.25%
------------------------------------------------------------------------------
Total Distribution
Plan                 0.35%    1.00%    1.00%    0.50%       1.00%      1.00%
------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee and payment of the 0.25% per annum service fee will commence on such a date as the Trustees of the fund may determine. The 0.25% per annum Class 529A service fee and 0.10% Class 529A distribution fee are currently being waived. The remaining 0.15% per annum Class 529A distribution fee will be implemented on such a date as the Trustees of the Trust may determine. During the period, MFD voluntarily waived receipt of a portion of the fund's 12b-1 fee on Class B, Class C, Class 529B, and Class 529C.

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended February 28, 2003, amounted to:

                   CLASS A     CLASS B  CLASS C CLASS 529A CLASS 529B CLASS 529C

Service Fee
Retained by MFD       $ --  $2,179,742     $ --       $ --       $333       $173
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended February 28, 2003, were as follows:

                    CLASS A    CLASS B  CLASS C CLASS 529A CLASS 529B CLASS 529C

Total Distribution
Plan                  0.00%      0.78%    0.79%      0.04%      0.46%      0.43%
--------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 2003, were as follows:

                     CLASS A    CLASS B  CLASS C  CLASS 529B  CLASS 529C

Contingent Deferred
Sales Charges
Imposed              $55,895 $2,079,945  $48,070        $ --        $ --

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, exclusive of securities subject to repurchase agreements, aggregated $24,533,957,560 and $24,717,661,140 respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Six months ending      Year ending
                                              2/28/03             8/31/02
                                              SHARES              SHARES

CLASS A SHARES
Shares sold                                  2,010,014,649      3,986,033,273
-------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      609,839          1,800,677
-------------------------------------------------------------------------------
Shares reacquired                           (2,085,493,585)    (3,852,949,666)
-------------------------------------------------------------------------------
Net increase (decrease)                        (74,869,097)       134,884,284
-------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                    426,152,752      1,187,626,083
-------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      230,383          2,774,800
-------------------------------------------------------------------------------
Shares reacquired                             (412,831,183)      (963,087,116)
-------------------------------------------------------------------------------
Net increase                                    13,551,952        227,313,767
-------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                    225,265,248        539,029,715
-------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                       43,860            657,386
-------------------------------------------------------------------------------
Shares reacquired                             (257,108,304)      (505,633,043)
-------------------------------------------------------------------------------
Net increase (decrease)                        (31,799,196)        34,054,058
-------------------------------------------------------------------------------

                                         Six months ending     Period ending
                                              2/28/03            8/31/02*
                                              SHARES              SHARES

CLASS 529A SHARES
Shares sold                                        254,567             30,200
-------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                          291                 15
-------------------------------------------------------------------------------
Shares reacquired                                  (28,994)              (102)
-------------------------------------------------------------------------------
Net increase                                       225,864             30,113
-------------------------------------------------------------------------------
*For the period from the inception of class 529A, July 31, 2002, through August 31, 2002.

CLASS 529B SHARES
Shares sold                                        372,725              5,341
-------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                           51                  1
-------------------------------------------------------------------------------
Shares reacquired                                  (63,101)                --
-------------------------------------------------------------------------------
Net increase                                       309,675              5,342
-------------------------------------------------------------------------------

CLASS 529C SHARES
Shares sold                                        369,747              5,200
-------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                           32                  1
-------------------------------------------------------------------------------
Shares reacquired                                  (20,435)                --
-------------------------------------------------------------------------------
Net increase                                       349,344              5,201
-------------------------------------------------------------------------------
*For the period from the inception of classes 529B and 529C, July 31, 2002, through August 31, 2002.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended February 28, 2003, was $3,985. The fund had no borrowings during the period.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Trustee, Chairman                                        Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JOHN W. BALLEN (born 09/12/59)                           York, Senior Vice President (September 2000 to
Trustee and President                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and Chief Financial
Executive Officer and Director                           Officer, General Manager, Mutual Funds (prior to
                                                         September 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Vice
                                                         President
STEPHEN E. CAVAN (born 11/06/53)
Secretary and Clerk                                      JAMES O. YOST (born 06/12/60)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President, General Counsel and Secretary            Massachusetts Financial Services Company, Senior
                                                         Vice President
ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

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INVESTMENT ADVISER                                        CUSTODIAN
Massachusetts Financial Services Company                  State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                225 Franklin Street, Boston, MA 02210

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street Boston, MA 02116-3741

PORTFOLIO MANAGERS
Edward L. O'Dette(1)
Terri A. Vittozzi(1)

(1) MFS Investment Management

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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
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YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

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CONTACT INFORMATION
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INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
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Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
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WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)                                                 ---------------
INVESTMENT MANAGEMENT                                              PRSRT STD
                                                                  U.S. POSTAGE
500 Boylston Street                                                  PAID
Boston, MA 02116-3741                                                 MFS
                                                                ---------------


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                               LMM-SEM-4/03 83M